Concentration and risks	12 Months Ended
Dec. 31, 2022
Concentration and risks
Concentration and risks
3.	Concentration and risks

Concentration of Business Partners

The Group generates the majority of revenues through a limited number of Business Partners. For the years ended December 31, 2020, 2021 and 2022, the Group generated the 49.9%, 53.8% and 49.8% of its total revenues, respectively, through cooperation with top five Business Partners, among which 28.9%, 28.8% and 17.0% of total revenues were generated through cooperation with Qunar, which is a large mobile and online travel platform in China. The partnerships with these Business Partners are not on an exclusive basis, and the contract durations are short. If these Business Partners change their policies, terminate their partnership or do not renew their cooperation agreements with the Group, the business and result of operations of the Group may be materially and adversely affected.

Concentration of Financial Partners

The Group have historically relied on Jimu Group, which was considered as one of the Group’s related parties, for the funding of most of the loans issued by the Group. However, funding from Jimu Box decreased significantly in 2019 when Jimu Box announced its exit from the online lending platform business. Beginning in February 2020, Jimu Box initiated its plans to transition into a micro finance company. Loans funded by Jimu Box were minimal for the years ended December 31, 2020, 2021 and 2022, representing only 4.0%, 0.19% and 0.28% of the outstanding loans as of December 31, 2020, 2021 and 2022, respectively.

3.	Concentration and risks (Continued)

Credit risks

The Group’s credit risk primarily arises from financing receivables derived from the point-of-sale installment loans and personal and business installment loans. The Group records provision for credit losses based on its estimated probable losses against its financing receivables. Apart from the financing receivables, financial instruments that potentially expose the Group to significant concentration of credit risk primarily included in the financial statement line items of cash and cash equivalents, restricted cash, accounts receivable, financing receivables, prepayments and other current assets, financial guarantee assets, and amounts due from related parties. The Group holds its cash and cash equivalents, restricted cash at reputable financial institutions in the PRC and at international financial institutions with high ratings from internationally recognized rating agencies. Financing receivables, accounts receivable and financial guarantee assets are typically unsecured and are derived from revenues earned from customers in the PRC and Australia and the credit risk with respect to which is mitigated by credit evaluations the Group performs on its customers and its ongoing monitoring process of outstanding balances. Receivables due from customers are typically unsecured in the PRC and Australia and the credit risk with respect to which is mitigated by credit evaluations the Group performs on its customers and its ongoing monitoring process of outstanding balances.

Amounts due from related parties, prepayments and other current assets are typically unsecured. In evaluating the collectability of the balance, the Group considers many factors, including the related parties and third parties’ repayment history and their credit-worthiness. An allowance for doubtful accounts is made when collection of the full amount is no longer probable.

Foreign currency exchange rate risk

The Group’s operating transactions are mainly denominated in RMB. RMB is not freely convertible into foreign currencies. The value of the RMB is subject to changes by the central government policies and to international economic and political developments. In the PRC, certain foreign exchange transactions are required by law to be transacted only through authorized financial institutions at exchange rates set by the People’s Bank of China (the “PBOC”). Remittances in currencies other than RMB by the Group in China must be processed through PBOC or other China foreign exchange regulatory bodies which require certain supporting documents in order to affect the remittances.